FOUNDERS FUNDS, INC.
                  SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1998
                (AS PREVIOUSLY SUPPLEMENTED DECEMBER 7, 1998)

FOUNDERS FRONTIER FUND

The description of Founders Frontier Fund on page 14 is hereby amended to state that Robert T. Ammann, CFA, has been appointed as lead portfolio manager for Founders Frontier Fund, effective February 1, 1999. The paragraph entitled "Portfolio Manager" is hereby amended to read as follows:

      PORTFOLIO MANAGER

      ROBERT T. AMMANN, Vice President of Investments. Mr. Ammann is a Chartered Financial Analyst who has been lead portfolio manager for Founders Frontier Fund since February 1999. Mr. Ammann also has served as lead portfolio manager for Founders Discovery Fund since 1997. Mr. Ammann joined Founders in 1993 as a research analyst, and became a senior research analyst in 1996. Prior to joining Founders, he was a financial statistician for Standard & Poor's CompuStat Services, Inc. A graduate of Colorado State University, Mr. Ammann holds a bachelor's degree in finance.

FOUNDERS BLUE CHIP FUND

The description of Founders Blue Chip Fund on page 24 is hereby amended to state that Thomas M. Arrington, CFA, has been appointed as lead portfolio manager for Founders Blue Chip Fund, effective February 1, 1999. The paragraph entitled "Portfolio Manager" is hereby amended to read as follows:

      PORTFOLIO MANAGER

      THOMAS M. ARRINGTON, Vice President of Investments. Mr. Arrington is a Chartered Financial Analyst who has been lead portfolio manager for Founders Blue Chip Fund since February 1999.

      Mr.  Arrington  joined   Founders  in  December  1998  as  co-lead
      portfolio manager for Founders Growth Fund. Prior to joining Founders, he was a vice president and director of income equity strategy (1994-1998), a vice president and director of income and growth strategy (1993-1994), a securities research analyst (1991-1994), and a business administration manager (1990-1991) for HighMark Capital Management, Inc., a subsidiary of Union BanCal Corporation. A graduate of the University of California, Los Angeles, Mr. Arrington received an MBA from San Francisco State University.

The biography of Brian F. Kelly on page 26 is hereby amended to reflect that Mr. Kelly is no longer the lead portfolio manager for Founders Blue Chip Fund. Mr. Kelly continues to serve as the lead portfolio manager of Founders Balanced Fund.


The date of this supplement is February 1, 1999.